Equity - Share Options, Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,763,020	4,390,222	4,807,620
Options outstanding, weighted average remaining contractual life	2 years 4 months 24 days
Options outstanding, weighted average exercise price (in usd per share)	$ 8.85	$ 8.65	$ 9.19
Number of options exercisable (in shares) | shares	3,506,728
Options exercisable, weighted average exercise price (in usd per share)	$ 8.86
$1.86 - $3.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	812,156
Options outstanding, weighted average remaining contractual life	1 year
Options outstanding, weighted average exercise price (in usd per share)	$ 2.77
Number of options exercisable (in shares) | shares	812,156
Options exercisable, weighted average exercise price (in usd per share)	$ 2.77
$1.86 - $3.06 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	1.86
$1.86 - $3.06 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	$ 3.06
$3.35 - $5.17
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	392,397
Options outstanding, weighted average remaining contractual life	9 months 18 days
Options outstanding, weighted average exercise price (in usd per share)	$ 3.65
Number of options exercisable (in shares) | shares	386,186
Options exercisable, weighted average exercise price (in usd per share)	$ 3.62
$3.35 - $5.17 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	3.35
$3.35 - $5.17 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	$ 5.17
$6.51 - $10.64
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,782,164
Options outstanding, weighted average remaining contractual life	3 years 1 month 6 days
Options outstanding, weighted average exercise price (in usd per share)	$ 9.41
Number of options exercisable (in shares) | shares	1,532,083
Options exercisable, weighted average exercise price (in usd per share)	$ 9.52
$6.51 - $10.64 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	6.51
$6.51 - $10.64 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	$ 10.64
$11.88 - $26.13
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	776,303
Options outstanding, weighted average remaining contractual life	3 years
Options outstanding, weighted average exercise price (in usd per share)	$ 16.55
Number of options exercisable (in shares) | shares	776,303
Options exercisable, weighted average exercise price (in usd per share)	$ 16.55
$11.88 - $26.13 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	11.88
$11.88 - $26.13 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	$ 26.13